Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Total revenues	$ 11,384,090	$ 10,194,596	$ 8,969,523
Cost of sales:
Total cost of sales	9,579,156	8,566,965	7,468,444
Gross profit	1,804,934	1,627,631	1,501,079
Selling, general and administrative expenses	1,460,151	1,325,742	1,249,718
Depreciation	48,648	46,071	51,338
Operating income	296,135	255,818	200,023
Floor plan interest expense	(27,774)	(33,336)	(33,931)
Other interest expense	(44,619)	(48,903)	(55,085)
Debt discount amortization	(1,718)	(8,637)	(13,043)
Equity in earnings of affiliates	25,451	20,569	13,808
Gain on debt repurchase		1,634	10,429
Income from continuing operations before income taxes	247,475	187,145	122,201
Income taxes	(71,573)	(63,901)	(42,644)
Income from continuing operations	175,902	123,244	79,557
Income (loss) from discontinued operations, net of tax	2,356	(13,897)	(2,637)
Net income	178,258	109,347	76,920
Less: Income attributable to non-controlling interests	1,377	1,066	459
Net income attributable to Penske Automotive Group common stockholders	176,881	108,281	76,461
Basic earnings per share attributable to Penske Automotive Group common stockholders:
Continuing operations	$ 1.91	$ 1.33	$ 0.86
Discontinued operations	$ 0.03	$ (0.15)	$ (0.03)
Net income attributable to Penske Automotive Group common stockholders	$ 1.94	$ 1.18	$ 0.84
Shares used in determining basic earnings per share	91,154	92,018	91,557
Diluted earnings per share attributable to Penske Automotive Group common stockholders:
Continuing operations	$ 1.91	$ 1.33	$ 0.86
Discontinued operations	$ 0.03	$ (0.15)	$ (0.03)
Net income attributable to Penske Automotive Group common stockholders	$ 1.94	$ 1.18	$ 0.83
Shares used in determining diluted earnings per share	91,274	92,091	91,653
Amounts attributable to Penske Automotive Group common stockholders:
Income from continuing operations	175,902	123,244	79,557
Less: Income attributable to non-controlling interests	1,377	1,066	459
Income from continuing operations, net of tax	174,525	122,178	79,098
Income (loss) from discontinued operations, net of tax	2,356	(13,897)	(2,637)
Net income attributable to Penske Automotive Group common stockholders	176,881	108,281	76,461
Cash dividends per share	$ 0.24
New vehicle [Member]
Revenue:
Total revenues	5,736,853	5,213,754	4,465,572
Cost of sales:
Total cost of sales	5,258,997	4,783,455	4,104,233
Used vehicle [Member]
Revenue:
Total revenues	3,333,265	2,810,461	2,507,468
Cost of sales:
Total cost of sales	3,072,636	2,591,685	2,290,967
Finance and insurance, net [Member]
Revenue:
Total revenues	277,287	244,078	214,740
Service and parts [Member]
Revenue:
Total revenues	1,369,128	1,281,597	1,266,865
Cost of sales:
Total cost of sales	585,476	553,840	570,327
Fleet and wholesale vehicle [Member]
Revenue:
Total revenues	667,557	644,706	514,878
Cost of sales:
Total cost of sales	$ 662,047	$ 637,985	$ 502,917